Deferred Revenue	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Deferred Revenue

8. Deferred Revenue

Deferred revenue as of June 30, 2019 and December 31, 2018 consisted of the following:

	Balance as per
	June 30, 2019	December 31, 2018
	(euros in thousands)
Deferred revenue – current portion	17,208	16,934
Deferred revenue	89,666	97,675

	106,874	114,609

Of the total deferred revenue balance at June 30, 2019, €104.7 million related to the Incyte collaboration and license agreement and a share subscription agreement (the “Incyte share subscription agreement”) entered into by the Company with Incyte on December 20, 2016 (together, the “Incyte Agreements”), €1.6 million related to the collaboration and license agreement entered into by the Company with Simcere on January 8, 2018 (the “Simcere collaboration and license agreement”) and €0.6 million related to the collaboration and license agreement entered into by the Company with Betta on December 10, 2018 (the “Betta collaboration and license agreement”). Of the total deferred revenue balance at December 31, 2018, €112.6 million related to the Incyte Agreements and €2.1 million related to the Simcere collaboration and license agreement.

Under the Incyte collaboration and license agreement, Incyte agreed to pay the Company a $120.0 million, or €112.0 million, non-refundable upfront payment, and under the Incyte share subscription agreement, Incyte agreed to purchase 3.2 million common shares at a price per share of $25.00, for an aggregate purchase price of $80.0 million. In January 2017, the Company completed the sale of its common shares under the Incyte share subscription agreement and received the $80.0 million in aggregate purchase price. In February 2017, the Company received the $120.0 million, or €112.0 million, non-refundable upfront payment and recorded it as deferred revenue.

As the Incyte share subscription agreement was denominated in a foreign currency (U.S. dollars) other than the Company’s functional currency (euro), the Company determined that the freestanding forward contract to sell its own shares at a future date, to which the Company became committed on December 20, 2016, did not qualify as equity and thus a freestanding forward contract (derivative asset) was recognized in the Company’s consolidated statement of financial position. The difference between the purchase price of $25.00 per common share in the Incyte share subscription agreement and the market price of the Company’s common shares on December 20, 2016 was considered to be part of the consideration received under the Incyte Agreements. As a result, on December 20, 2016, the Company recorded a liability (deferred revenue) of $32.6 million, or €31.4 million, in its consolidated statement of financial position for the same amount as the fair value of the freestanding forward contract (derivative asset). The deferred revenue liability is not remeasured subsequent to the initial recognition and is accounted for in the same manner as the non-refundable upfront payment.

The Company’s fixed consideration under the Incyte Agreements is $152.6 million, or €143.4 million, consisting of the $120.0 million, or €112.0 million, non-refundable upfront payment from the Incyte collaboration and license agreement and $32.6 million, or €31.4 million, in consideration for the issuance and sale of common shares pursuant to the Incyte share subscription agreement. The transaction price was allocated to a single combined performance obligation that includes a license to the Company’s technology combined with the Joint Steering Committee (“JSC”) services during the research term. Revenue from upfront license payments under the Incyte collaboration and license agreement will be recognized as the Company satisfies the combined performance obligation, or over the nine-year research term, which is a period during which the Company has present enforceable obligation to provide JSC services.

Under the Simcere collaboration and license agreement, the Company agreed to grant Simcere an exclusive license to develop and commercialize in China three bispecific antibodies to be produced by the Company utilizing the Company’s Biclonics® technology platform in the area of immuno-oncology. The Company retains all rights outside of China. As part of the agreement, the Company has agreed to lead research and discovery activities, while Simcere has agreed to be responsible for the Investigational New Drug (“IND”) application enabling studies, clinical development, regulatory filings and commercialization of these product candidates in China. The Company received an upfront, non-refundable payment of $2.75 million, or €2.3 million, relating to three separate research programs. Each research program was determined to be a separate performance obligation and consideration was allocated to each separate obligation. In addition, the Company received a payment of $0.8 million, or €0.6 million, relating to one of the programs, which was also recorded as deferred revenue.

The Company amortizes the upfront payment to revenue over time based on the estimated duration of each research program. As of June 30, 2019, the first and second research programs had commenced. For the three and six months ended June 30, 2019, the Company recognized revenue of €0.2 million and €0.5 million, respectively, relating to these two programs for the amortization of upfront and milestone payments. The third research program had not commenced as of June 30, 2019. Accordingly, no revenue has been recognized related to that research program.

On March 14, 2018, the Company entered into a second contract research and license agreement with ONO (the “second ONO research and license agreement”). Pursuant to an exclusive option granted to ONO in the ONO research and license agreement, ONO exercised its option to enter into the second ONO research and license agreement. The Company granted ONO an exclusive, worldwide, royalty-bearing license, with the right to sublicense, research, test, make, use and market a limited number of bispecific antibody candidates based on the Company’s Biclonics® technology platform against two undisclosed targets directed to a particular undisclosed target combination.

Under the terms of the agreement, ONO identifies and selects the licensed bispecific antibodies for which it is responsible for conducting further non-clinical and clinical development activities for such licensed bispecific antibodies and pharmaceutical products containing such antibodies, including manufacture and process development. Additionally, ONO controls and has exclusive rights over the worldwide commercialization of any approved products, including worldwide supply, and is solely responsible for all costs and expenses related to commercialization. ONO has also agreed to fund the Company’s R&D activities and be responsible for the payment of all costs and expenses for its own R&D activities, which are set out in a mutually agreed upon research plan. The Company retains all rights to use and commercialize any antibodies that are generated under the collaborative research program, excluding the up to five lead and/or selected antibodies against the targets ONO is pursuing, provided that the use and commercialization is not with respect to the particular target combination.

ONO agreed to pay the Company an upfront, non-refundable payment of €0.7 million, €0.3 million intended to compensate the Company for research services already completed upon entering into the agreement and €0.2 million to be paid to the Company over time for full time equivalent funding. The Company identified a single performance obligation of providing research services to ONO, which were fully completed in 2018, and recognized all deferred payments received of approximately €1.2 million as revenue during the year ended December 31, 2018.

Under the Betta collaboration and license agreement, the Company granted Betta an exclusive license to develop and commercialize in China MCLA-129, a proprietary Biclonics® produced by its Biclonics® technology platform. The Company retains all rights outside of China. As part of the agreement, Betta has agreed to retain a contract manufacturing organization with experience in filing IND applications with U.S. regulatory authorities and Clinical Trial Applications with European regulatory authorities in order to produce clinical trial materials for the Chinese market and potentially the rest of the world. As a key strategic component of the collaboration, Betta will be responsible for IND-enabling studies and manufacturing of clinical trial materials in China, which the Company intends to use to assist regulatory filing and early stage clinical development in the rest of the world.

In addition to a non-refundable upfront payment of $1.0 million, or €0.9 million, paid to the Company by Betta in the first quarter of 2019, Betta and the Company will share equally the cost of the transfer of the manufacturing technology to a contract manufacturing organization. The Company is also eligible to receive an aggregate of $12.0 million, or €10.5 million, in milestone payments contingent upon Betta achieving certain specified development and commercial goals as well as tiered royalty payments of net sales of any products resulting from the collaboration in China.

The Company identified a single combined performance obligation, which includes a license to MCLA-129 and other promised goods and services and will recognize revenue over time based on the estimated duration of the IND-enabling studies. For the three and six months ended June 30, 2019, the Company recognized revenue of €0.1 million and €0.2 million, respectively, related to the amortization of the upfront payment.

Betta is eligible to receive from the Company an aggregate of $12.0 million, or €10.5 million, in milestone payments contingent upon the Company achieving certain specified development and commercial goals and is eligible to receive tiered royalty payments of net sales outside of China.